RIGHT OF USE ASSET (Details) - USD ($)										1 Months Ended		12 Months Ended			24 Months Ended
	Dec. 19, 2020	Oct. 07, 2019	Dec. 19, 2018	Aug. 01, 2018	Jun. 01, 2017	Dec. 19, 2016	Jul. 01, 2015	Oct. 01, 2014	Sep. 01, 2014	Jun. 30, 2020	Aug. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning												$ 830,551	$ 720,473		$ 720,473
Impairment of right-of-use asset														$ 104,544
Balance at the end												456,339	830,551	720,473	456,339
COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning													1,057,333	1,407,704	1,057,333
Impairment of right-of-use asset														(231,773)
Impairment reversal														156,366
Sublease														(274,964)
Addition and lease modification															478,281
Balance at the end												1,535,614		1,057,333	1,535,614
ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning												(705,063)	(336,860)		(336,860)
Depreciation for the year												(374,212)	(368,203)	(336,860)
Balance at the end												$ (1,079,275)	$ (705,063)	$ (336,860)	$ (1,079,275)
Richmond, Canada
Disclosure of quantitative information about right-of-use assets [line items]
Term of the lease				36 months		24 months		36 months
Renewal term of lease	24 months		24 months	24 months				36 months
Term of combined lease					60 months
Term for sublease agreement		32 months
Richmond, Canada | Entering into significant commitments | Forecast
Disclosure of quantitative information about right-of-use assets [line items]
Renewal term of lease										36 months
Minneapolis
Disclosure of quantitative information about right-of-use assets [line items]
Term of the lease									66 months
Renewal term of lease											36 months
Term of combined lease							69 months